Intangible Assets - Summarizes the Movement of Intangibles Assets (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2024 CHF (SFr)
Disclosure Of Intangible Assets [Line Items]
Beginning balance	SFr 12,206
Additions	1,086
Ending balance	SFr 13,292